Equipment and Other Fixed Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equipment and Other Fixed Assets
Equipment and Other Fixed Assets

(4)          Equipment and Other Fixed Assets

Equipment and other fixed assets as of March 31, 2020 and December 31, 2019 are as follows:

	March 31,	December 31,
	2020	2019
Patient medical equipment	$132,311,790	$112,070,831
Vehicles	6,916,895	4,461,041
Other	18,456,871	15,474,589
	157,685,556	132,006,461
Less accumulated depreciation	(70,384,632)	(68,447,381)
	$87,300,924	$63,559,080

(4)          Equipment and Other Fixed Assets

Equipment and other fixed assets as of December 31, 2019 and 2018 are as follows:

	2019	2018
Patient medical equipment	$112,070,831	$123,881,314
Vehicles	4,461,041	3,903,819
Other	15,474,589	12,704,131
	132,006,461	140,489,264
Less accumulated depreciation	(68,447,381)	(78,887,914)
	$63,559,080	$61,601,350

For the years ended December 31, 2019 and 2018, the Company recorded depreciation expense of $62,566,500 and $47,876,835, respectively. During the years ended December 31, 2019 and 2018, the Company wrote off $72,784,264 and $231,090 of fully depreciated patient medical equipment, respectively.